Document and Entity Information	Mar. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Aug. 03, 2020
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Prospectus:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Prospectus:
Trading Symbol	QBNAX